Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 25, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
Determination Date 20-Nov-06 Accrual Periods: Begin End
Record Date - X, P, R 31-Oct-06 Libor Certificates 10/25/2006 11/26/2006
Record Date - others 24-Nov-06 Others 10/1/2006 10/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.42500% $129,258,000.00 $129,196,776.84 $644,148.08 $642,484.80 $1,286,632.88 N/A N/A $128,552,628.76
A2 5.38000% $340,869,000.00 $338,707,543.13 $6,180,952.35 $1,670,392.70 $7,851,345.05 N/A N/A $332,526,590.78
A3 5.37000% $177,785,000.00 $176,475,382.97 $3,745,011.34 $868,700.07 $4,613,711.41 N/A N/A $172,730,371.63
A4 5.42000% $28,746,000.00 $28,746,000.00 $0.00 $142,819.71 $142,819.71 N/A N/A $28,746,000.00
A5 5.48000% $205,997,000.00 $205,997,000.00 $0.00 $1,034,791.60 $1,034,791.60 N/A N/A $205,997,000.00
A6 5.63000% $83,712,000.00 $83,712,000.00 $0.00 $432,023.68 $432,023.68 N/A N/A $83,712,000.00
M1 5.58000% $37,794,000.00 $37,794,000.00 $0.00 $193,316.31 $193,316.31 0.00 $0.00 $37,794,000.00
M2 5.61000% $32,561,000.00 $32,561,000.00 $0.00 $167,444.94 $167,444.94 0.00 $0.00 $32,561,000.00
M3 5.66000% $19,769,000.00 $19,769,000.00 $0.00 $102,568.16 $102,568.16 0.00 $0.00 $19,769,000.00
M4 5.68000% $18,025,000.00 $18,025,000.00 $0.00 $93,850.17 $93,850.17 0.00 $0.00 $18,025,000.00
M5 5.70000% $16,862,000.00 $16,862,000.00 $0.00 $88,103.95 $88,103.95 0.00 $0.00 $16,862,000.00
M6 5.77000% $15,699,000.00 $15,699,000.00 $0.00 $83,034.63 $83,034.63 0.00 $0.00 $15,699,000.00
M7 6.12000% $14,536,000.00 $14,536,000.00 $0.00 $81,546.96 $81,546.96 0.00 $0.00 $14,536,000.00
M8 6.37000% $7,559,000.00 $7,559,000.00 $0.00 $44,138.26 $44,138.26 0.00 $0.00 $7,559,000.00
M9 6.73662% $8,140,000.00 $8,140,000.00 $0.00 $54,246.32 $54,246.32 0.00 $0.00 $8,140,000.00
B 6.73662% $11,629,000.00 $11,629,000.00 $0.00 $83,360.55 $83,360.55 0.00 $0.00 $11,629,000.00
X N/A $13,955,245.54 $13,955,245.54 $0.00 $1,364,743.09 $1,364,743.09 N/A $0.00 $13,955,245.54
P N/A $100.00 $100.00 $0.00 $17,778.46 $17,778.46 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,162,896,245.54 $1,159,363,948.48 $10,570,111.77 $7,165,344.36 $17,735,456.13 $0.00 $0.00 $1,148,793,836.71
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 32027LAA3 $999.52634916 $4.98342911 $4.97056120 $0.00000000 $994.54292005 LIBOR 5.32000%
A2 32027LAB1 $993.65898081 $18.13292599 $4.90039487 $0.00000000 $975.52605482 Swap Libor 5.32000%
A3 32027LAC9 $992.63370346 $21.06483303 $4.88623939 $0.00000000 $971.56887043
A4 32027LAD7 $1,000.00000000 $0.00000000 $4.96833333 $0.00000000 $1,000.00000000
A5 32027LAE5 $1,000.00000000 $0.00000000 $5.02333335 $0.00000000 $1,000.00000000
A6 32027LAF2 $1,000.00000000 $0.00000000 $5.16083333 $0.00000000 $1,000.00000000
M1 32027LAG0 $1,000.00000000 $0.00000000 $5.11500000 $0.00000000 $1,000.00000000
M2 32027LAH8 $1,000.00000000 $0.00000000 $5.14249992 $0.00000000 $1,000.00000000
M3 32027LAJ4 $1,000.00000000 $0.00000000 $5.18833325 $0.00000000 $1,000.00000000
M4 32027LAK1 $1,000.00000000 $0.00000000 $5.20666685 $0.00000000 $1,000.00000000
M5 32027LAL9 $1,000.00000000 $0.00000000 $5.22500000 $0.00000000 $1,000.00000000
M6 32027LAM7 $1,000.00000000 $0.00000000 $5.28916683 $0.00000000 $1,000.00000000
M7 32027LAN5 $1,000.00000000 $0.00000000 $5.61000000 $0.00000000 $1,000.00000000
M8 32027LAP0 $1,000.00000000 $0.00000000 $5.83916656 $0.00000000 $1,000.00000000
M9 32027LAQ8 $1,000.00000000 $0.00000000 $6.66416708 $0.00000000 $1,000.00000000
B 32027LAR6 $1,000.00000000 $0.00000000 $7.16833348 $0.00000000 $1,000.00000000
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.42500% $642,484.80 $0.00 $0.00 $0.00 $0.00 N/A $642,484.80 $0.00
A2 5.38000% $1,670,392.70 $0.00 $0.00 $0.00 $0.00 N/A $1,670,392.70 $0.00
A3 5.37000% $868,700.07 $0.00 $0.00 $0.00 $0.00 N/A $868,700.07 $0.00
A4 5.42000% $142,819.71 $0.00 $0.00 $0.00 $0.00 N/A $142,819.71 $0.00
A5 5.48000% $1,034,791.60 $0.00 $0.00 $0.00 $0.00 N/A $1,034,791.60 $0.00
A6 5.63000% $432,023.68 $0.00 $0.00 $0.00 $0.00 N/A $432,023.68 $0.00
M1 5.58000% $193,316.31 $0.00 $0.00 $0.00 $0.00 $0.00 $193,316.31 $0.00
M2 5.61000% $167,444.94 $0.00 $0.00 $0.00 $0.00 $0.00 $167,444.94 $0.00
M3 5.66000% $102,568.16 $0.00 $0.00 $0.00 $0.00 $0.00 $102,568.16 $0.00
M4 5.68000% $93,850.17 $0.00 $0.00 $0.00 $0.00 $0.00 $93,850.17 $0.00
M5 5.70000% $88,103.95 $0.00 $0.00 $0.00 $0.00 $0.00 $88,103.95 $0.00
M6 5.77000% $83,034.63 $0.00 $0.00 $0.00 $0.00 $0.00 $83,034.63 $0.00
M7 6.12000% $81,546.96 $0.00 $0.00 $0.00 $0.00 $0.00 $81,546.96 $0.00
M8 6.37000% $44,138.26 $0.00 $0.00 $0.00 $0.00 $0.00 $44,138.26 $0.00
M9 7.27000% $50,266.43 $0.00 $3,979.89 $3,979.89 $0.00 $0.00 $54,246.32 $0.00
B 7.82000% $71,811.83 $0.00 $11,548.72 $11,548.72 $0.00 $0.00 $83,360.55 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 15,528.61
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 15,528.61
Deposits: remaining amounts from Waterfall 1,364,743.09 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 173,680.77
Deposit / Withdrawal : Trust Termination Payment to Counterparty (0.00)
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00 PPTL Premiums 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to X, remaining amounts 1,364,743.09 A) Advances required to be made by Servicer 6,573,833.25
Ending Balance 1,000.00 B) Advances actually made by Servicer 6,573,833.25
C) Excess of A over B 0.00
Swap Notional Balance 1,114,529,000.00
Swap Payment made by the swap provider to the trust 5,435,186.42
Swap Payment made by the trust to the swap provider 5,608,867.19
Reconciliation:
Available funds (A):
Supplemental Interest Trust (Interest Rate Cap Account):
Servicer remittance 17,918,798.26
Begininning Balance 1,000.00 Net Funds from Basis Risk account 0.00
Deposit into Cap Account: 0.00 Swap Payments to Trust from Swap Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 17,918,798.26
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Distributions (B):
Withdrawal : to pay Basis Risk Shortfalls 0.00 Credit Risk Manager's Fee 9,661.36
Withdrawal : to X, remaining amounts 0.00 Payments to Counterparty from Swap Trust 173,680.77
Ending Balance 1,000.00 Total interest distributed 7,165,344.36
Total principal distributed
10,570,111.77
17,918,798.26
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
27-Nov-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 13,955,245.54
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 74,194.47 Target Overcollateralization Amount 13,955,245.54
B) Ending Collateral Balance 1,148,793,836.71 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.006% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.003%
E) Class M-1 Enhancement % 13.818%
F) Applicable Delinq Limit % (If Snr < 0, 58.5% of M-1 Enh % , 41.75% of Snr Enh %) 7.142%
Excess interest distributions:
G) Cumulative Realized Losses 0.00 Excess available interest (includes OC release) (A): 1,380,271.70
H) Original Collateral Balance 1,162,896,245.54
I) Cumulative Loss % ( G / H) 0.000% 1) as additional principal to certificates 0.00
J) Applicable Cumulative Loss Limit % (not applicable until October 2008) N/A 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Basis Risk Payments 15,528.61
A Trigger Event will occur if either (1) or (2) is True: 4) To Class P 0.00
1) Rolling Three Month Delinq % >= Limit ( D > = F ) NO 5) to Swap Account 1,364,743.09
2) Cumultive Loss % exceeds applicable limit % ( I > J ) NO 6) Remaining Amounts to LT-R 0.00
NO
(B): 1,380,271.70
Stepdown Date:
(A)-(B): 0.00
Relevant information:
Senior Enhancement Percentage
17.107%
Senior Enhancement Percentage for purposes of Stepdown 17.107%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 33.80%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,159,363,948.48
10,570,111.77
0.00
1,148,793,836.71
359,057.26
9,312,284.77
790,369.85
0.00
108,399.89
10,570,111.77
7,813,825.57
482,917.54
0.00
0.00
0.00
0.00
0.00
7,330,908.03
17,778.46
0.00
17,918,798.26
6,112
6,072
0.9878730292
8.09008%
7.59008%
12.53844%
0.00
0.00
0.00
0.00
809,662.75
8
2
0.00
0.00
482,917.54
0.00
0.00
0.00
0.00
0.00
155,484,421.53
644,148.08
0.00
154,840,273.45
57,773.38
514,830.97
6,702.90
0.00
64,840.83
644,148.08
1,055,722.74
64,785.11
0.00
0.00
0.00
0.00
0.00
990,937.63
1,558.41
0.00
1,636,644.12
1,340
1,335
0.9954651817
8.14787%
7.64787%
12.66242%
0.00
0.00
0.00
0.00
51,947.01
1
1
0.00
0.00
64,785.11
0.00
0.00
0.00
0.00
0.00
1,003,879,526.95
9,925,963.69
0.00
993,953,563.26
301,283.88
8,797,453.80
783,666.95
0.00
43,559.06
9,925,963.69
6,758,102.83
418,132.43
0.00
0.00
0.00
0.00
0.00
6,339,970.40
16,220.05
0.00
16,282,154.14
4,772
4,737
0.9867007201
8.08112%
7.58112%
12.51924%
0.00
0.00
0.00
0.00
757,715.74
7
1
0.00
0.00
418,132.43
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,576 115,560,066.06 10.06% 578 43,441,797.87 28.06% 998 72,118,268.19 7.26%
100K to 199.99K
2,557 367,614,521.70 32.00% 669 90,889,936.42 58.70% 1,888 276,724,585.28 27.84%
200K to 299.99K
1,020 246,041,539.06 21.42% 85 19,485,202.03 12.58% 935 226,556,337.03 22.79%
300K to 399.99K
442 152,308,617.45 13.26% 3 1,023,337.13 0.66% 439 151,285,280.32 15.22%
400K to 499.99K
230 102,763,547.79 8.95% 0 0.00 0.00% 230 102,763,547.79 10.34%
500K to 599.99K
121 65,895,237.71 5.74% 0 0.00 0.00% 121 65,895,237.71 6.63%
600K to 699.99K
62 39,892,012.10 3.47% 0 0.00 0.00% 62 39,892,012.10 4.01%
700K to 799.99K
24 17,750,346.55 1.55% 0 0.00 0.00% 24 17,750,346.55 1.79%
800K to 899.99K
9 7,604,458.03 0.66% 0 0.00 0.00% 9 7,604,458.03 0.77%
900K to 999.99K
8 7,429,393.75 0.65% 0 0.00 0.00% 8 7,429,393.75 0.75%
1000K to 1099.99K
11 11,448,234.73 1.00% 0 0.00 0.00% 11 11,448,234.73 1.15%
1100K to 1199.99K
7 7,985,912.33 0.70% 0 0.00 0.00% 7 7,985,912.33 0.80%
1200K to 1299.99K
3 3,707,849.45 0.32% 0 0.00 0.00% 3 3,707,849.45 0.37%
1300K to 1399.99K
1 1,350,000.00 0.12% 0 0.00 0.00% 1 1,350,000.00 0.14%
1400K to 1499.99K
1 1,442,100.00 0.13% 0 0.00 0.00% 1 1,442,100.00 0.15%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
15 4,205,655.57 0.37% 3 426,464.12 0.28% 12 3,779,191.45 0.38%
6.00% - 6.49%
73 16,370,880.37 1.43% 17 2,173,932.11 1.40% 56 14,196,948.26 1.43%
6.50% - 6.99%
432 107,945,579.87 9.40% 104 14,759,370.64 9.53% 328 93,186,209.23 9.38%
7.00% - 7.49%
794 184,648,722.75 16.07% 215 28,408,716.46 18.35% 579 156,240,006.29 15.72%
7.50% - 7.99%
1,460 298,185,187.05 25.96% 318 40,909,207.04 26.42% 1,142 257,275,980.01 25.88%
8.00% - 8.49%
985 181,827,169.92 15.83% 159 16,757,553.83 10.82% 826 165,069,616.09 16.61%
8.50% - 8.99%
990 166,377,973.99 14.48% 187 19,308,156.53 12.47% 803 147,069,817.46 14.80%
9.00% - 9.49%
569 85,714,148.88 7.46% 117 11,975,563.88 7.73% 452 73,738,585.00 7.42%
9.50% - 9.99%
418 63,059,389.11 5.49% 79 8,035,343.62 5.19% 339 55,024,045.49 5.54%
10.00% - 10.49%
154 18,624,209.18 1.62% 51 4,416,211.57 2.85% 103 14,207,997.61 1.43%
10.50% - 10.99%
111 13,087,727.01 1.14% 50 4,646,616.43 3.00% 61 8,441,110.58 0.85%
11.00% - 11.49%
35 4,623,532.06 0.40% 14 1,280,798.13 0.83% 21 3,342,733.93 0.34%
11.50% - 11.99%
28 3,514,173.00 0.31% 14 1,188,810.06 0.77% 14 2,325,362.94 0.23%
12.00% - 12.49%
7 553,529.03 0.05% 7 553,529.03 0.36% 0 0.00 0.00%
12.50% - 12.99%
1 55,958.92 0.00% 0 0.00 0.00% 1 55,958.92 0.01%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.15%
Group 2 Weighted Average Rate: 8.08%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
49 23,225,643.23 2.45% 0 0.00 0.00% 49 23,225,643.23 2.84%
3.00% - 3.99%
2 261,965.12 0.03% 0 0.00 0.00% 2 261,965.12 0.03%
4.00% - 4.99%
5 1,060,028.54 0.11% 0 0.00 0.00% 5 1,060,028.54 0.13%
5.00% - 5.99%
3,596 765,775,204.85 80.89% 760 96,420,315.59 74.44% 2,836 669,354,889.26 81.91%
6.00% - 6.99%
940 156,397,796.44 16.52% 300 33,112,287.95 25.56% 640 123,285,508.49 15.09%
Total
4,592
946,720,638.18
100.00%
1,060
129,532,603.54
100.00%
3,532
817,188,034.64
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.68%
Group 2 Weighted Average Margin: 5.53%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
12 3,815,785.62 0.40% 3 426,464.12 0.33% 9 3,389,321.50 0.41%
6.00% - 6.99%
432 106,574,835.22 11.26% 112 15,998,578.07 12.35% 320 90,576,257.15 11.08%
7.00% - 7.99%
1,877 419,941,302.44 44.36% 469 62,326,656.34 48.12% 1,408 357,614,646.10 43.76%
8.00% - 8.99%
1,422 281,627,745.44 29.75% 249 27,414,915.31 21.16% 1,173 254,212,830.13 31.11%
9.00% - 9.99%
645 109,238,969.80 11.54% 135 14,862,646.95 11.47% 510 94,376,322.85 11.55%
10.00% - 10.99%
154 18,921,160.53 2.00% 66 6,240,010.61 4.82% 88 12,681,149.92 1.55%
11.00% - 11.99%
43 6,048,283.97 0.64% 20 1,766,735.90 1.36% 23 4,281,548.07 0.52%
12.00% - 12.99%
7 552,555.16 0.06% 6 496,596.24 0.38% 1 55,958.92 0.01%
Total
4,592
946,720,638.18
100.00%
1,060
129,532,603.54
100.00%
3,532
817,188,034.64
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.04%
Group 2 Weighted Average Lifetime Rate Floor: 8.02%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
12 3,815,785.62 0.40% 3 426,464.12 0.33% 9 3,389,321.50 0.41%
12.00% - 12.99%
428 105,938,431.29 11.19% 111 15,924,607.65 12.29% 317 90,013,823.64 11.02%
13.00% - 13.99%
1,877 419,941,302.44 44.36% 469 62,326,656.34 48.12% 1,408 357,614,646.10 43.76%
14.00% - 14.99%
1,422 281,394,867.22 29.72% 250 27,488,885.73 21.22% 1,172 253,905,981.49 31.07%
15.00% - 15.99%
647 109,845,410.53 11.60% 134 14,727,827.91 11.37% 513 95,117,582.62 11.64%
16.00% - 16.99%
156 19,184,001.95 2.03% 67 6,374,829.65 4.92% 89 12,809,172.30 1.57%
17.00% - 17.99%
43 6,048,283.97 0.64% 20 1,766,735.90 1.36% 23 4,281,548.07 0.52%
18.00% - 18.99%
7 552,555.16 0.06% 6 496,596.24 0.38% 1 55,958.92 0.01%
Total
4,592
946,720,638.18
100.00%
1,060
129,532,603.54
100.00%
3,532
817,188,034.64
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.04%
Group 2 Weighted Average Lifetime Rate Ceiling: 14.02%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,592 946,720,638.18 100.00% 1,060 129,532,603.54 100.00% 3,532 817,188,034.64 100.00%
Total
4,592
946,720,638.18
100.00%
1,060
129,532,603.54
100.00%
3,532
817,188,034.64
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,592 946,720,638.18 100.00% 1,060 129,532,603.54 100.00% 3,532 817,188,034.64 100.00%
Total
4,592
946,720,638.18
100.00%
1,060
129,532,603.54
100.00%
3,532
817,188,034.64
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
4,592 946,720,638.18 100.00% 1,060 129,532,603.54 100.00% 3,532 817,188,034.64 100.00%
Total
4,592
946,720,638.18
100.00%
1,060
129,532,603.54
100.00%
3,532
817,188,034.64
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
230 58,112,091.17 5.06% 36 4,467,950.01 2.89% 194 53,644,141.16 5.40%
3 Units
12 3,143,628.03 0.27% 1 236,800.00 0.15% 11 2,906,828.03 0.29%
4 Units
5 1,251,726.08 0.11% 1 230,417.08 0.15% 4 1,021,309.00 0.10%
Condominium
408 77,491,670.56 6.75% 126 14,804,988.30 9.56% 282 62,686,682.26 6.31%
Modular Home
1 104,826.66 0.01% 0 0.00 0.00% 1 104,826.66 0.01%
Planned Unit Development
906 212,306,680.12 18.48% 180 25,036,450.45 16.17% 726 187,270,229.67 18.84%
Single Family
4,510 796,383,214.09 69.32% 991 110,063,667.61 71.08% 3,519 686,319,546.48 69.05%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Property Type
Type

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
6,072 1,148,793,836.71 100.00% 1,335 154,840,273.45 100.00% 4,737 993,953,563.26 100.00%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 49,885.72 0.00% 0 0.00 0.00% 1 49,885.72 0.01%
20.00%-24.99%
2 389,251.50 0.03% 0 0.00 0.00% 2 389,251.50 0.04%
25.00%-29.99%
6 389,543.94 0.03% 0 0.00 0.00% 6 389,543.94 0.04%
30.00%-34.99%
8 666,763.70 0.06% 2 134,890.70 0.09% 6 531,873.00 0.05%
35.00%-39.99%
7 627,220.84 0.05% 0 0.00 0.00% 7 627,220.84 0.06%
40.00%-44.99%
22 3,204,927.91 0.28% 2 199,892.51 0.13% 20 3,005,035.40 0.30%
45.00%-49.99%
21 2,793,137.54 0.24% 1 89,984.91 0.06% 20 2,703,152.63 0.27%
50.00%-54.99%
33 4,663,962.59 0.41% 1 32,390.76 0.02% 32 4,631,571.83 0.47%
55.00%-59.99%
37 6,357,571.43 0.55% 2 140,482.05 0.09% 35 6,217,089.38 0.63%
60.00%-64.99%
58 10,535,300.50 0.92% 6 496,887.46 0.32% 52 10,038,413.04 1.01%
65.00%-69.99%
91 16,209,137.36 1.41% 2 169,754.56 0.11% 89 16,039,382.80 1.61%
70.00%-74.99%
109 21,733,411.81 1.89% 2 418,933.95 0.27% 107 21,314,477.86 2.14%
75.00%-79.99%
620 109,944,933.68 9.57% 143 16,305,995.13 10.53% 477 93,638,938.55 9.42%
80.00%-84.99%
2,996 644,481,696.45 56.10% 690 85,207,925.75 55.03% 2,306 559,273,770.70 56.27%
85.00%-89.99%
290 50,436,926.53 4.39% 23 2,433,559.32 1.57% 267 48,003,367.21 4.83%
90.00%-94.99%
423 74,501,882.08 6.49% 44 5,785,558.81 3.74% 379 68,716,323.27 6.91%
95.00%-99.99%
317 55,353,928.63 4.82% 49 5,791,424.25 3.74% 268 49,562,504.38 4.99%
100.0%-105.0%
1,031 146,454,354.50 12.75% 368 37,632,593.29 24.30% 663 108,821,761.21 10.95%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 86
Group 2 Weighted Average LTV: 83
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
51 5,530,322.21 0.48% 0 0.00 0.00% 51 5,530,322.21 0.56%
217 - 240
1 51,776.29 0.00% 0 0.00 0.00% 1 51,776.29 0.01%
337 - 360
4,193 744,423,047.64 64.80% 933 100,985,911.39 65.22% 3,260 643,437,136.25 64.74%
457 - 480
656 132,768,849.81 11.56% 148 19,565,056.66 12.64% 508 113,203,793.15 11.39%
481 +
1,171 266,019,840.76 23.16% 254 34,289,305.40 22.14% 917 231,730,535.36 23.31%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 425
Group 2 Weighted Average Remaining Amortization Months: 426

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
55 6,232,103.83 0.54% 0 0.00 0.00% 55 6,232,103.83 0.63%
217 - 240
1 51,776.29 0.00% 0 0.00 0.00% 1 51,776.29 0.01%
337 - 360
6,016 1,142,509,956.59 99.45% 1,335 154,840,273.45 100.00% 4,681 987,669,683.14 99.37%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Group 2 Weighted Average Remaining Months: 356
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
51 5,530,322.21 0.48% 0 0.00 0.00% 51 5,530,322.21 0.56%
217 - 240
1 51,776.29 0.00% 0 0.00 0.00% 1 51,776.29 0.01%
337 - 360
4,193 744,423,047.64 64.80% 933 100,985,911.39 65.22% 3,260 643,437,136.25 64.74%
457 - 480
656 132,768,849.81 11.56% 148 19,565,056.66 12.64% 508 113,203,793.15 11.39%
481 +
1,171 266,019,840.76 23.16% 254 34,289,305.40 22.14% 917 231,730,535.36 23.31%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 428
Group 2 Weighted Average Original Amortization Months: 429
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
55 6,232,103.83 0.54% 0 0.00 0.00% 55 6,232,103.83 0.63%
217 - 240
1 51,776.29 0.00% 0 0.00 0.00% 1 51,776.29 0.01%
337 - 360
6,016 1,142,509,956.59 99.45% 1,335 154,840,273.45 100.00% 4,681 987,669,683.14 99.37%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 359

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
79 7,424,197.89 0.65% 23 1,926,587.03 1.24% 56 5,497,610.86 0.55%
ARIZONA
128 25,736,159.84 2.24% 21 3,246,789.65 2.10% 107 22,489,370.19 2.26%
ARKANSAS
20 2,145,053.40 0.19% 4 329,060.00 0.21% 16 1,815,993.40 0.18%
CALIFORNIA
651 253,513,084.16 22.07% 13 2,418,099.23 1.56% 638 251,094,984.93 25.26%
COLORADO
94 18,329,449.91 1.60% 31 4,373,035.84 2.82% 63 13,956,414.07 1.40%
CONNECTICUT
39 7,554,970.50 0.66% 9 1,572,899.88 1.02% 30 5,982,070.62 0.60%
DELAWARE
10 1,869,734.24 0.16% 0 0.00 0.00% 10 1,869,734.24 0.19%
DISTRICT OF COLUMBIA
1 286,875.27 0.02% 0 0.00 0.00% 1 286,875.27 0.03%
FLORIDA
529 110,320,731.77 9.60% 72 9,896,723.21 6.39% 457 100,424,008.56 10.10%
GEORGIA
273 43,955,856.29 3.83% 93 11,764,512.82 7.60% 180 32,191,343.47 3.24%
IDAHO
17 2,317,184.81 0.20% 3 416,277.76 0.27% 14 1,900,907.05 0.19%
ILLINOIS
386 68,923,830.56 6.00% 79 9,705,058.40 6.27% 307 59,218,772.16 5.96%
INDIANA
219 22,451,560.96 1.95% 69 6,389,163.30 4.13% 150 16,062,397.66 1.62%
IOWA
35 3,190,892.99 0.28% 5 518,437.62 0.33% 30 2,672,455.37 0.27%
KANSAS
29 2,920,239.75 0.25% 10 915,338.11 0.59% 19 2,004,901.64 0.20%
KENTUCKY
97 10,444,637.01 0.91% 34 3,269,547.17 2.11% 63 7,175,089.84 0.72%
LOUISIANA
23 2,361,543.50 0.21% 5 419,517.78 0.27% 18 1,942,025.72 0.20%
MAINE
31 5,354,270.30 0.47% 5 620,550.62 0.40% 26 4,733,719.68 0.48%
MARYLAND
114 27,936,587.45 2.43% 27 4,790,481.12 3.09% 87 23,146,106.33 2.33%
MASSACHUSETTS
115 27,975,032.60 2.44% 17 2,559,159.07 1.65% 98 25,415,873.53 2.56%
MICHIGAN
316 40,473,181.44 3.52% 75 7,826,103.53 5.05% 241 32,647,077.91 3.28%
MINNESOTA
110 22,041,846.18 1.92% 24 3,751,616.71 2.42% 86 18,290,229.47 1.84%
MISSISSIPPI
20 1,974,905.99 0.17% 3 249,302.06 0.16% 17 1,725,603.93 0.17%
MISSOURI
114 13,732,710.94 1.20% 36 3,808,285.00 2.46% 78 9,924,425.94 1.00%
MONTANA
3 502,516.32 0.04% 0 0.00 0.00% 3 502,516.32 0.05%
NEBRASKA
14 1,674,900.19 0.15% 3 317,558.47 0.21% 11 1,357,341.72 0.14%
NEVADA
91 23,384,781.80 2.04% 14 2,467,338.85 1.59% 77 20,917,442.95 2.10%
NEW HAMPSHIRE
22 3,706,770.46 0.32% 5 608,862.06 0.39% 17 3,097,908.40 0.31%
NEW JERSEY
122 33,041,178.42 2.88% 17 2,826,986.78 1.83% 105 30,214,191.64 3.04%
NEW MEXICO
25 4,812,241.24 0.42% 4 334,097.50 0.22% 21 4,478,143.74 0.45%
NEW YORK
233 59,102,099.21 5.14% 40 3,770,745.30 2.44% 193 55,331,353.91 5.57%
NORTH CAROLINA
239 36,051,739.72 3.14% 63 7,038,520.84 4.55% 176 29,013,218.88 2.92%
NORTH DAKOTA
5 688,805.48 0.06% 2 195,953.89 0.13% 3 492,851.59 0.05%
OHIO
297 32,906,197.75 2.86% 71 6,201,181.86 4.00% 226 26,705,015.89 2.69%
OKLAHOMA
28 2,796,275.97 0.24% 12 989,711.20 0.64% 16 1,806,564.77 0.18%
OREGON
116 22,787,869.77 1.98% 18 2,553,588.07 1.65% 98 20,234,281.70 2.04%
PENNSYLVANIA
120 15,024,080.86 1.31% 33 3,122,513.17 2.02% 87 11,901,567.69 1.20%
RHODE ISLAND
26 5,495,793.26 0.48% 3 392,125.02 0.25% 23 5,103,668.24 0.51%
SOUTH CAROLINA
98 13,913,162.39 1.21% 36 3,467,921.06 2.24% 62 10,445,241.33 1.05%
SOUTH DAKOTA
4 269,648.75 0.02% 2 125,718.19 0.08% 2 143,930.56 0.01%
TENNESSEE
222 25,473,982.38 2.22% 82 8,025,955.56 5.18% 140 17,448,026.82 1.76%
TEXAS
418 50,896,322.96 4.43% 123 11,382,249.95 7.35% 295 39,514,073.01 3.98%
UTAH
169 28,148,429.27 2.45% 50 6,304,487.56 4.07% 119 21,843,941.71 2.20%
VERMONT
1 126,853.16 0.01% 0 0.00 0.00% 1 126,853.16 0.01%
VIRGINIA
71 16,551,144.15 1.44% 15 2,353,203.86 1.52% 56 14,197,940.29 1.43%
WASHINGTON
131 26,511,930.49 2.31% 34 5,923,523.99 3.83% 97 20,588,406.50 2.07%
WEST VIRGINIA
18 2,582,764.47 0.22% 5 582,759.68 0.38% 13 2,000,004.79 0.20%
WISCONSIN
142 18,344,276.60 1.60% 44 4,978,185.40 3.22% 98 13,366,091.20 1.34%
WYOMING
7 765,533.89 0.07% 1 110,539.28 0.07% 6 654,994.61 0.07%
Total
6,072
1,148,793,836.71
100.00%
1,335
154,840,273.45
100.00%
4,737
993,953,563.26
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
1
2
3
4
5
6
7
8
GEORGIA
TEXAS
FLORIDA
ILLINOIS
TENNESSEE
MICHIGAN
NORTH CAROLINA
INDIANA
UTAH
OHIO
WASHINGTON
WISCONSIN
MARYLAND
COLORADO
MISSOURI
NEW YORK
MINNESOTA
SOUTH CAROLINA
KENTUCKY
ARIZONA
PENNSYLVANIA
NEW JERSEY
MASSACHUSETTS
OREGON
NEVADA
CALIFORNIA
VIRGINIA
ALABAMA
CONNECTICUT
OKLAHOMA
KANSAS
MAINE
NEW HAMPSHIRE
WEST VIRGINIA
IOWA
LOUISIANA
IDAHO
RHODE ISLAND
NEW MEXICO
ARKANSAS
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
SOUTH DAKOTA
WYOMING
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ILLINOIS
NEW YORK
TEXAS
MICHIGAN
GEORGIA
NEW JERSEY
NORTH CAROLINA
OHIO
MASSACHUSETTS
MARYLAND
ARIZONA
UTAH
NEVADA
WASHINGTON
OREGON
MINNESOTA
TENNESSEE
INDIANA
VIRGINIA
COLORADO
WISCONSIN
PENNSYLVANIA
SOUTH CAROLINA
MISSOURI
KENTUCKY
CONNECTICUT
ALABAMA
RHODE ISLAND
MAINE
NEW MEXICO
NEW HAMPSHIRE
IOWA
KANSAS
WEST VIRGINIA
LOUISIANA
IDAHO
DELAWARE
ARKANSAS
OKLAHOMA
MISSISSIPPI
NEBRASKA
WYOMING
MONTANA
NORTH DAKOTA
DISTRICT OF
COLUMBIA
SOUTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
6,022
1,136,143,965.62
98.91%
1,136,425,958.42
49
12,575,676.62
1.09%
12,585,762.31
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6,071
1,148,719,642.24
1,149,011,720.73
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
74,194.47
100.00%
74,397.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
74,194.47
74,397.80
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
6,023
1,136,218,160.09
98.91%
1,136,500,356.22
49
12,575,676.62
1.09%
12,585,762.31
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6,072
1,148,793,836.71
100.00%
1,149,086,118.53
All Groups
Current
30 - 59
days
Current 98.9%
30 - 59 days 1.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,324
153,291,358.38
99.00%
153,338,390.64
11
1,548,915.07
1.00%
1,549,700.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,335
154,840,273.45
154,888,090.64
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,324
153,291,358.38
99.00%
153,338,390.64
11
1,548,915.07
1.00%
1,549,700.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,335
154,840,273.45
100.00%
154,888,090.64
Group 1
Current
30 - 59 days
Current 99.0%
30 - 59 days 1.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,698
982,852,607.24
98.89%
983,087,567.78
38
11,026,761.55
1.11%
11,036,062.31
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,736
993,879,368.79
994,123,630.09
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
74,194.47
100.00%
74,397.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
74,194.47
74,397.80
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,699
982,926,801.71
98.89%
983,161,965.58
38
11,026,761.55
1.11%
11,036,062.31
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,737
993,953,563.26
100.00%
994,198,027.89
Group 2
Current
30 - 59 days
Current 98.9%
30 - 59 days 1.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
49 12,575,676.62 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
49
12,575,676.62
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
49
12,575,676.62
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
49
12,575,676.62
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
11 1,548,915.07 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
11
1,548,915.07
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
11
1,548,915.07
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
11
1,548,915.07
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
38 11,026,761.55 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
38
11,026,761.55
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
38
11,026,761.55
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
38
11,026,761.55
100.00%
Group 2
12.32
0.00
0.00
0.00
87.68
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
12.32
0.00
0.00
0.00
87.68
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 64,881.05 49 12,575,676.62
Bankruptcy
0 0.00 1 74,194.47
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
11
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
1 64,881.05 11 1,548,915.07
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2006
Count
Balance ($)
30 - 59 days
38 11,026,761.55
Bankruptcy
1 74,194.47
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
11
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
4.43%
586,374.70
10.92%
9,624,679.81
10.07%
10,211,054.51
Life CPR
2.26% 7.39% 6.71%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2006 11/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2006 11/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
1 74,194.47 100.00%
TOTAL:
1
74,194.47
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121905434 74,800.00 74,194.47 8.85% 11/01/2006 180
Total:
1
74,194.47
74,800.00

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
5 580,942.00 579,671.80 0.00 155,484,421.53
GROUP 2
35 9,018,446.00 8,841,012.86 0.00 1,003,879,526.95
TOTAL:
40
9,599,388.00
9,420,684.66
0.00
0.37%
99.63%
1
0.88%
99.12%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121358758 65,000.00 64,881.05 64,840.83 0.00 0.00 0.00 Repurchase
11/24/2007
40.22 8.500%
0.00
121901300 116,000.00 115,814.85 115,721.44 0.00 0.00 0.00 Voluntary PIF
10/13/2006
93.41 7.150%
0.00
121912026 239,942.00 239,671.53 239,539.78 0.00 0.00 0.00 Voluntary PIF
10/13/2006
131.75 9.050%
0.00
121928741 108,000.00 107,740.45 107,649.55 0.00 0.00 0.00 Voluntary PIF
10/25/2006
90.90 6.950%
0.00
121948087 52,000.00 51,947.01 51,920.20 0.00 0.00 0.00 Voluntary PIF
10/13/2006
26.81 9.350%
1,558.41
Total:
5
580,942.00
580,054.89
383.09
579,671.80
0.00
0.00
0.00
1,558.41
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121382006 224,000.00 55,211.75 53,880.46 0.00 0.00 0.00 Voluntary PIF
10/03/2006
1,331.29 8.500%
565.34
121384168 44,100.00 43,669.05 43,559.06 0.00 0.00 0.00 Repurchase
11/25/2007
109.99 10.000%
0.00
121898902 288,000.00 288,000.00 288,000.00 0.00 0.00 0.00 Voluntary PIF
10/26/2006
0.00 7.900%
0.00
121910202 320,000.00 319,983.67 319,983.67 0.00 0.00 0.00 Voluntary PIF
10/06/2006
0.00 8.350%
0.00
121911325 346,000.00 345,604.52 345,404.60 0.00 0.00 0.00 Voluntary PIF
10/11/2006
199.92 8.800%
0.00
121912513 133,900.00 133,899.98 133,899.98 0.00 0.00 0.00 Voluntary PIF
10/03/2006
0.00 8.250%
0.00
121912596 71,000.00 70,893.23 70,839.35 0.00 0.00 0.00 Voluntary PIF
10/03/2006
53.88 7.450%
704.74
121915771 368,880.00 368,880.00 368,880.00 0.00 0.00 0.00 Voluntary PIF
10/26/2006
0.00 8.650%
0.00
121916977 76,000.00 75,881.08 75,821.08 0.00 0.00 0.00 Voluntary PIF
10/24/2006
60.00 7.250%
0.00
121921456 47,200.00 47,158.51 47,137.50 0.00 0.00 0.00 Voluntary PIF
10/03/2006
21.01 10.050%
0.00
121922322 169,750.00 169,519.12 169,402.53 0.00 0.00 0.00 Voluntary PIF
10/04/2006
116.59 7.950%
1,695.19
121924187 225,000.00 224,734.73 224,600.66 0.00 0.00 0.00 Voluntary PIF
10/24/2006
134.07 8.650%
0.00
121925333 260,000.00 260,000.00 260,000.00 0.00 0.00 0.00 Voluntary PIF
10/23/2006
0.00 7.550%
7,852.00

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121926281 280,000.00 279,659.54 279,487.50 0.00 0.00 0.00 Voluntary PIF
10/31/2006
172.04 8.500%
0.00
121926588 96,000.00 95,908.13 95,861.64 0.00 0.00 0.00 Voluntary PIF
10/04/2006
46.49 9.650%
2,880.00
121926919 134,400.00 134,328.15 134,291.86 0.00 0.00 0.00 Voluntary PIF
10/19/2006
36.29 8.250%
0.00
121926968 139,000.00 138,933.90 138,900.49 0.00 0.00 0.00 Voluntary PIF
10/24/2006
33.41 8.650%
0.00
121928758 700,000.00 699,918.52 699,877.27 0.00 0.00 0.00 Voluntary PIF
10/26/2006
41.25 9.990%
0.00
121930606 276,000.00 275,930.15 275,894.87 0.00 0.00 0.00 Voluntary PIF
10/17/2006
35.28 7.999%
0.00
121932701 221,000.00 220,765.12 220,646.33 0.00 0.00 0.00 Voluntary PIF
10/10/2006
118.79 9.150%
0.00
121934350 190,000.00 189,758.94 189,677.21 0.00 0.00 0.00 Voluntary PIF
10/31/2006
81.73 10.250%
0.00
121938419 234,000.00 233,729.76 233,593.16 0.00 0.00 0.00 Voluntary PIF
10/03/2006
136.60 8.750%
0.00
121939144 600,000.00 599,710.45 599,564.11 0.00 0.00 0.00 Voluntary PIF
10/20/2006
146.34 8.600%
0.00
121940258 336,000.00 335,882.97 335,823.93 0.00 0.00 0.00 Voluntary PIF
10/18/2006
59.04 7.150%
0.00
121940316 188,000.00 188,000.00 188,000.00 0.00 0.00 0.00 Voluntary PIF
10/24/2006
0.00 7.999%
0.00
121941363 528,000.00 528,000.00 528,000.00 0.00 0.00 0.00 Voluntary PIF
10/04/2006
0.00 8.050%
0.00
121944151 55,000.00 54,941.55 54,911.99 0.00 0.00 0.00 Voluntary PIF
10/18/2006
29.56 9.150%
2,009.78
121946875 51,300.00 51,241.96 51,212.62 0.00 0.00 0.00 Voluntary PIF
10/23/2006
29.34 8.850%
513.00
121947030 48,750.00 48,695.42 48,667.83 0.00 0.00 0.00 Voluntary PIF
10/16/2006
27.59 8.900%
0.00
121950109 642,416.00 642,416.00 642,416.00 0.00 0.00 0.00 Voluntary PIF
10/02/2006
0.00 9.250%
0.00
121951263 358,750.00 358,641.46 358,604.76 0.00 0.00 0.00 Voluntary PIF
10/19/2006
36.70 8.600%
0.00
121951560 272,000.00 272,000.00 272,000.00 0.00 0.00 0.00 Voluntary PIF
10/04/2006
0.00 7.950%
0.00
121956015 239,000.00 238,668.30 238,500.82 0.00 0.00 0.00 Voluntary PIF
10/04/2006
167.48 7.850%
0.00
121958664 255,000.00 254,846.96 254,769.68 0.00 0.00 0.00 Voluntary PIF
10/03/2006
77.28 7.850%
0.00
121961031 600,000.00 599,179.82 598,901.90 0.00 0.00 0.00 Voluntary PIF
10/18/2006
277.92 9.900%
0.00
Total:
35
9,018,446.00
8,844,592.74
3,579.88
8,841,012.86
0.00
0.00
0.00
16,220.05

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #